Annual Total Returns - FidelityLeveragedCompanyStockFund-RetailPRO - FidelityLeveragedCompanyStockFund-RetailPRO - Fidelity Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	35.11%
Annual Return 2014	5.59%
Annual Return 2015	(6.05%)
Annual Return 2016	7.26%
Annual Return 2017	21.02%
Annual Return 2018	(16.42%)
Annual Return 2019	35.60%
Annual Return 2020	26.74%
Annual Return 2021	26.16%
Annual Return 2022	(23.14%)